RISK MANAGEMENT - Modified Financial Assets - Foreclosed assets (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management [abstract]
Foreclosed assets received	$ 88,482	$ 212,191
Foreclosed assets sold	$ 50,019	$ 95,042